Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2022	2021
Income before income tax expense	1,346	1,151
Income tax expense at statutory rate of 26.5% (2021 - 26.5%)	357	305

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Impact of DTA Implementation Decision[1]	96	9
Capital cost allowance in excess of depreciation and amortization	(90)	(81)
Overheads capitalized for accounting but deducted for tax purposes	(35)	(22)
Interest capitalized for accounting but deducted for tax purposes	(17)	(16)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(9)
Environmental expenditures	(9)	(8)
Net temporary differences attributable to regulated business	(66)	(127)
Net permanent differences	(3)	—
Total income tax expense	288	178

Effective income tax rate	21.4%	15.5%
1 Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with the ratepayers. See Note 12 - Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2022	2021
Current income tax expense	36	30
Deferred income tax expense	252	148
Total income tax expense	288	178

Schedule of Deferred Income Tax Assets and Liabilities	At December 31, 2022 and 2021, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2022	2021
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	506	659
Pension obligations	—	257
Regulatory assets and liabilities	301	—
Non-capital losses	245	265
Non-depreciable capital property	273	273
Tax credit carryforwards	182	148
Investment in subsidiaries	102	99
Environmental expenditures	34	44
	1,643	1,745
Less: valuation allowance	(381)	(378)
Total deferred income tax assets	1,262	1,367

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,728	1,304
Pension assets	129	—
Regulatory assets and liabilities	—	308
Other	6	4
Total deferred income tax liabilities	1,863	1,616

Net deferred income tax liabilities	(601)	(249)

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2022	2021
Long-term:
Deferred income tax assets	114	118
Deferred income tax liabilities	(715)	(367)
Net deferred income tax liabilities	(601)	(249)

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2022 and 2021, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2022	2021
2035	1	1
2036	138	483
2037	227	172
2038	230	95
2039	228	199
2040	18	18
2041	26	29
2042	37	—
Total losses	905	997